UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07377

Morgan Stanley Insight Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-1886

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2023

Item 1 - Report to Shareholders

Morgan Stanley Insight Fund

Semi-Annual Report

June 30, 2023

Morgan Stanley Insight Fund

Table of Contents (unaudited)

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Consolidated Expense Example	9
Consolidated Portfolio of Investments	11
Consolidated Statement of Assets and Liabilities	16
Consolidated Statement of Operations	17
Consolidated Statements of Changes in Net Assets	18
Notes to Consolidated Financial Statements	19
Consolidated Financial Highlights	40
Investment Advisory Agreement Approval	46
Liquidity Risk Management Program	49
U.S. Customer Privacy Notice	50
Trustees and Officers Information	Back Cover

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley Insight Fund (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended June 30, 2023

Total Return for the 6 Months Ended June 30, 2023
Class A	Class L	Class I	Class C	Class R6	Class IR	Russell 3000® Growth Index[1]	Lipper Multi-Cap Growth Funds Index[2]
34.32%	34.07%	34.42%	33.73%	34.52%	34.54%	28.05%	23.85%

The performance of Morgan Stanley Insight Fund's (the "Fund") six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Please keep in mind that double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

Market Conditions

Counterpoint Global seeks high quality companies, which we define primarily as those with sustainable competitive advantages. We manage concentrated portfolios that are highly differentiated from the benchmark, with securities weighted on our assessment of the quality of the company and our conviction. The value added or detracted in any period of time will typically result from stock selection, given our philosophy and process.

The long-term investment horizon and conviction-weighted, highly active investment approach embraced by Counterpoint Global can result in periods of performance deviation from the benchmark and peers.

The portfolio outperformed the Russell 3000® Growth Index (the "Index") this period primarily due to favorable stock selection and sector allocations.

Growth equities, as measured by the Index, advanced over the period. Sector performance was largely positive in the Index, led by a double-digit gain in information technology. Energy, the only sector with negative performance, was the largest underperformer in the Index.

Performance Analysis

All share classes of the Fund outperformed the Index and the Lipper Multi-Cap Growth Funds Index for the six-month period ended June 30, 2023, assuming no deduction of applicable sales charges.

Stock selection in industrials was the greatest contributor to relative performance. A leading global ridesharing services platform was the top contributor within industrials and second greatest across the portfolio. The company reported strong quarterly results characterized by improved profitability. The company's core mobility and delivery businesses remain resilient, while its other verticals, such as advertising, continue to trend positively. Stock selection and an overweight allocation in consumer discretionary contributed positively. An online food delivery platform was the greatest contributor in the sector and fourth greatest in the portfolio. The company experienced strong growth in its core U.S. and international restaurant businesses and in new verticals, and showed improving profitability across all segments. Communication services added to relative performance where stock selection and an overweight allocation were both advantageous. A company that sells an industry-leading software suite that enables digital marketers to better manage their advertising spend was the top contributor in the sector and third largest contributor in the portfolio. Its shares outperformed due to the company's continued market share gains within the broader advertising market. The company has been a beneficiary of the growing importance of programmatic advertising in marketing budgets.

Information technology was the largest detractor from relative performance, as mixed stock selection and an underweight allocation had an adverse impact. A software-as-a-service platform that allows customers to monitor their entire IT stack in real-time from a single user interface was the greatest detractor in the sector and fourth greatest in the portfolio. Although the company reported overall healthy results characterized by product suite expansion and strong customer retention, its shares traded down as investors were disappointed by management's conservative outlook. The position was sold during the reporting period. The weak performance in the information technology sector and across a diverse set of other holdings was partly offset by strength in an operator of a cloud-based software and services platform that enables merchants to build an ecommerce presence, which was the top contributor across the portfolio. We attribute the outperformance to continued strong business execution in a tougher economic environment and ongoing traction with new product offerings. An overweight allocation in health care was also unfavorable to relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 06/30/23
Uber Technologies, Inc.	8.2%
Shopify, Inc., Class A	7.8
Trade Desk, Inc., Class A	7.4
Snowflake, Inc. , Class A	7.0
Cloudflare, Inc. , Class A	6.5
DoorDash, Inc. , Class A	5.0
ROBLOX Corp. , Class A	4.7
Tesla, Inc.	4.5
Bills Holdings, Inc.	4.4
Royalty Pharma PLC, Class A	3.9
TOP FIVE INDUSTRIES as of 06/30/23
Information Technology Services	21.3%
Software	12.9
Ground Transportation	9.7
Media	7.4
Financial Services	5.9

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

Under normal circumstances, the Fund's assets will be invested primarily in a portfolio of common stocks of companies with market capitalizations, at the time of purchase, within the capitalization range of the companies comprising the Russell 3000® Growth Index, which as of December 31, 2022 was between $3.8 million and $2.0 trillion. The Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks long-term capital appreciation by investing primarily in established and emerging companies. The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The Fund may invest in equity securities. The Fund may, but it is not required to, use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting the Mutual Fund Center on our website at www.morganstanley.com/im/ shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended June 30, 2023
Symbol	Class A Shares* (since 07/28/97) CPOAX		Class L Shares** (since 07/28/97) CPOCX	Class I Shares*** (since 07/28/97) CPODX	Class C Shares† (since 04/30/15) MSCMX		Class R6 Shares†† (since 09/13/13) MCRTX	Class IR Shares††† (since 07/12/19) MBIRX
1 Year	21.42 15.03[4]	%[3]	20.81 —%[3]	21.72 —%[3]	20.51 19.97[4]	%[3]	21.78 —%[3]	21.84 —%[3]
5 Years	5.07[3] 3.94[4]		4.59[3] —	5.34[3] —	4.31[3] 4.31[4]		5.39[3] —	— —
10 Years	12.83[3] 12.23[4]		12.28[3] —	13.17[3] —	— —		— —	— —
Since Inception	9.15[3] 8.92[4]		8.45[3] —	9.43[3] —	9.66[3] 9.66[4]		11.99[3] —	0.11[3] —
Gross Expense Ratio	1.15		1.62	0.90	1.88		0.79	0.76

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund share. Performance for Class A, Class L, Class I, Class C, Class R6 and Class IR shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus. Fund's total returns are calculated based on the net asset value as of the last business day of the period.

*  The maximum front-end sales charge for Class A is 5.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

***  Class I has no sales charge.

†  The maximum contingent deferred sales charge for Class C is 1.00% for shares redeemed within one year of purchase. Class C shares will generally convert to Class A shares appoximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2023).

††  Class R6 has no sales charge.

†††  Class IR has no sales charge.

(1)  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Cap Growth Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Consolidated Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/23 – 06/30/23.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Consolidated Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/23	06/30/23	01/01/23 – 06/30/23
Class A
Actual (34.32% return)	$1,000.00	$1,343.20	$6.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.04	$5.81
Class L
Actual (34.07% return)	$1,000.00	$1,340.70	$9.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.66	$8.20
Class I
Actual (34.42% return)	$1,000.00	$1,344.20	$5.35
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.23	$4.61
Class C
Actual (33.73% return)	$1,000.00	$1,337.30	$11.30
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.12	$9.74
Class R6
Actual (34.52% return)	$1,000.00	$1,345.20	$4.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.83	$4.01
Class IR
Actual (34.54% return)	$1,000.00	$1,345.40	$4.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.83	$4.01

  (1)  Expenses are equal to the Fund's annualized expense ratios of 1.16%, 1.64%, 0.92%, 1.95%, 0.80% and 0.80% for Class A, Class L, Class I, Class C, Class R6 and Class IR shares respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.95% and 28.03% for Class I and Class IR shares, respectively.

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2023 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (94.7%)
	Automobiles (4.7%)
165,143	Rivian Automotive, Inc., Class A (a)	$2,751,282
279,356	Tesla, Inc. (a)	73,127,020
		75,878,302
	Biotechnology (1.9%)
140,038	Intellia Therapeutics, Inc. (a)	5,710,749
13,550	Moderna, Inc. (a)	1,646,325
747,825	ProKidney Corp. (a)(b)	8,368,162
1,506,874	Roivant Sciences Ltd. (a)	15,189,290
		30,914,526
	Broadline Retail (4.9%)
1,432,677	Coupang, Inc. (Korea, Republic of) (a)	24,928,580
792,605	Global-e Online Ltd. (Isreal) (a)	32,449,248
18,583	MercadoLibre, Inc. (a)	22,013,422
		79,391,250
	Capital Markets (0.3%)
62,465	Coinbase Global, Inc., Class A (a)(b)	4,469,371
	Chemicals (0.4%)
3,219,948	Ginkgo Bioworks Holdings, Inc. (a)(b)	5,989,103
	Commercial Services & Supplies (0.4%)
2,348,903	Aurora Innovation, Inc. (a)	6,905,775
	Electronic Equipment, Instruments & Components (0.0%)
3,889	Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost - $1,890,214; acquired 12/22/15)	—
	Entertainment (4.8%)
1,896,359	ROBLOX Corp., Class A (a)	76,423,268
NUMBER OF SHARES		VALUE
	Financial Services (6.0%)
36,125	Adyen NV (Netherlands) (a)	$62,556,505
1,156,974	Affirm Holdings, Inc. (a)	17,736,411
231,710	Block, Inc., Class A (a)	15,424,935
		95,717,851
	Ground Transportation (9.7%)
6,987,032	Grab Holdings Ltd., Class A (Singapore) (a)	23,965,520
3,062,143	Uber Technologies, Inc. (a)	132,192,713
		156,158,233
	Health Care Providers & Services (3.1%)
2,853,630	Agilon health, Inc. (a)	49,481,944
	Health Care Technology (2.5%)
1,181,399	Doximity, Inc., Class A (a)	40,191,194
	Hotels, Restaurants & Leisure (5.0%)
1,054,087	DoorDash, Inc., Class A (a)	80,553,329
	Information Technology Services (21.3%)
1,596,150	Cloudflare, Inc., Class A (a)	104,340,325
1,954,313	Shopify, Inc., Class A (Canada) (a)	126,248,620
643,468	Snowflake, Inc., Class A (a)	113,237,499
		343,826,444
	Leisure Products (1.4%)
2,987,202	Peloton Interactive, Inc., Class A (a)	22,971,583
	Life Sciences Tools & Services (3.1%)
273,324	10X Genomics, Inc., Class A (a)	15,262,412
188,450	Illumina, Inc. (a)	35,332,491
		50,594,903
	Media (7.4%)
1,549,733	Trade Desk, Inc., Class A (a)	119,670,382

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2023 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals (3.9%)
2,055,114	Royalty Pharma PLC, Class A	$63,174,204
	Software (10.1%)
604,186	Bill Holdings, Inc. (a)	70,599,134
498,651	Gitlab, Inc., Class A (a)	25,486,053
27,749	MicroStrategy, Inc., Class A (a)	9,501,812
353,500	Procore Technologies, Inc. (a)	23,002,245
1,244,927	Samsara, Inc., Class A (a)	34,496,927
		163,086,171
	Specialty Retail (3.8%)
914,397	Carvana Co. (a)	23,701,170
230,850	Floor & Decor Holdings, Inc., Class A (a)	23,999,166
197,255	Wayfair, Inc., Class A (a)	12,823,548
		60,523,884
	Total Common Stocks (Cost $1,697,630,284)	1,525,921,717
NUMBER OF WARRANTS
	Warrant (0.0%)‡
	Chemicals (0.0%)‡
343,913	Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a) (Cost $1,145,230)	90,174
NUMBER OF SHARES
	Preferred Stocks (2.8%)
	Software (2.8%)
761,973	Databricks, Inc., Series H (a)(c)(d) (acquisition cost - $55,992,926; acquired 8/31/21)	43,782,969
NUMBER OF SHARES		VALUE
197,427	Lookout, Inc., Series F (a)(c)(d) (acquisition cost - $2,255,228; acquired 6/17/14)	$687,046
	Total Preferred Stocks (Cost $58,248,154)	44,470,015
	Investment Company (1.4%)
1,204,753	Grayscale Bitcoin Trust (a) (Cost $39,827,826)	23,119,210
NUMBER OF SHARES (000)
	Short-Term Investments (2.0%)
	Investment Company (1.2%)
20,240	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 9) (Cost $20,239,730)	20,239,730
	Securities held as Collateral on Loaned Securities (0.8%)
	Investment Company (0.7%)
11,498	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 9)	11,497,832
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.1%)
$200	Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $200,316; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 - 8/10/23; valued at $204,245)	200,233

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		VALUE
$426	HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $426,025; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 - 11/15/25; valued at $434,363)	$425,846
341	Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $340,820; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $347,492)	340,676
	Total Securities held as Collateral on Loaned Securities (Cost $12,464,587)	12,464,587
	Total Short-Term Investments (Cost $32,704,317)	32,704,317
Total Investments Excluding Purchased Options (Cost $1,829,555,811)	100.9%	1,626,305,433
Total Purchased Options Outstanding (Cost $7,324,250)	0.3%	4,444,058
Total Investments (Cost $1,836,880,061) including $12,359,383 of Securities Loaned (e)(f)(g)	101.2%	1,630,749,491
Liabilities in Excess of Other Assets	(1.2)	(19,358,094)
Net Assets	100.0%	$1,611,391,397

  ‡  Amount is less than 0.05%.

  (a)  Non-income producing security.

  (b)  All or a portion of this security was on loan at June 30, 2023.

  (c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2023 amounts to $44,470,015 and represents 2.8% of net assets.

  (d)  At June 30, 2023, the Fund held fair valued securities valued at $44,470,015, representing 2.8% of net assets. These holdings have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (e)  The fair value and percentage of net assets, $62,556,505 and 3.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

  (f)  Securities are available for collateral in connection with purchased options.

  (g)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $250,477,944 and the aggregate gross unrealized depreciation is $456,608,514, resulting in net unrealized depreciation of $206,130,570.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2023 (unaudited) continued

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2023:

COUNTERPARTY	DESCRIPTION	STRIKE PRICE		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000)	VALUE	PREMIUMS PAID	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan-24	287,053,286	$287,053	$1,868,143	$1,351,255	$516,888
JPMorgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	456,541,099	456,541	89,025	2,266,727	(2,177,702)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	488,704,358	488,704	344,537	2,181,576	(1,837,039)
Standard Chartered Bank	USD/CNH	CNH	7.57	May-24	356,001,380	356,001	2,140,636	1,506,241	634,395
Goldman Sachs International	USD/CNH	CNH	7.87	Oct-23	3,832,346	3,832	1,717	18,451	(16,734)
							$4,444,058	$7,324,250	$(2,880,192)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Summary of Investments ◼ June 30, 2023 (unaudited)

INDUSTRY†	VALUE		PERCENT OF TOTAL INVESTMENTS
Information Technology Services	$343,826,444		21.2%
Software	207,556,186		12.8
Ground Transportation	156,158,233		9.7
Media	119,670,382		7.4
Financial Services	95,717,851		5.9
Hotels, Restaurants & Leisure	80,553,329		5.0
Broadline Retail	79,391,250		4.9
Entertainment	76,423,268		4.7
Automobiles	75,878,302		4.7
Pharmaceuticals	63,174,204		3.9
Specialty Retail	60,523,884		3.7
Life Sciences Tools & Services	50,594,903		3.1
Health Care Providers & Services	49,481,944		3.1
Investment Companies	43,358,940		2.7
Health Care Technology	40,191,194		2.5
Biotechnology	30,914,526		1.9
Leisure Products	22,971,583		1.4
Commercial Services & Supplies	6,905,775		0.4
Chemicals	5,989,103		0.4
Capital Markets	4,469,371		0.3
Purchased Options	4,444,058		0.3
Warrants	90,174		0.0
Electronic Equipment, Instruments & Components	—	††	0.0
Total Investments	$1,618,284,904		100.0%

  †  Does not reflect the value of securities held as collateral on loaned securities.

  ††  Includes a security valued at zero.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities June 30, 2023 (unaudited)

Assets:
Investments in securities, at value (cost $1,805,142,499) (Including $12,359,383 for securities loaned)	$1,599,011,929
Investment in affiliate, at value (cost $31,737,562)	31,737,562
Total investments in securities, at value (cost $1,836,880,061)	1,630,749,491
Receivable for:
Shares of beneficial interest sold	1,064,810
Dividends from affiliate	88,703
Securities lending income	33,098
Prepaid expenses and other assets	264,316
Total Assets	1,632,200,418
Liabilities:
Collateral on securities loaned, at value	12,464,587
Due to broker	4,291,000
Payable for:
Shares of beneficial interest redeemed	2,117,301
Advisory fee	854,421
Transfer and sub transfer agent fees	432,186
Distribution fee	256,533
Administration fee	103,992
Accrued expenses and other payables	289,001
Total Liabilities	20,809,021
Net Assets	$1,611,391,397
Composition of Net Assets:
Paid-in-Capital	$3,447,735,458
Total Accumulated Loss	(1,836,344,061)
Net Assets	$1,611,391,397
Class A Shares:
Net Assets	$816,923,371
Shares Outstanding (unlimited shares authorized, $0.01 par value)	35,195,585
Net Asset Value Per Share	$23.21
Maximum Offering Price Per Share (net asset value plus 5.54% of net asset value)	$24.50
Class L Shares:
Net Assets	$14,787,082
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,527,689
Net Asset Value Per Share	$9.68
Class I Shares:
Net Assets	$580,007,894
Shares Outstanding (unlimited shares authorized, $0.01 par value)	20,122,236
Net Asset Value Per Share	$28.82
Class C Shares:
Net Assets	$101,470,660
Shares Outstanding (unlimited shares authorized, $0.01 par value)	11,328,131
Net Asset Value Per Share	$8.96
Class R6 Shares:
Net Assets	$98,192,347
Shares Outstanding (unlimited shares authorized, $0.01 par value)	3,368,165
Net Asset Value Per Share	$29.15
Class IR Shares:
Net Assets	$10,043
Shares Outstanding (unlimited shares authorized, $0.01 par value)	343
Net Asset Value Per Share	$29.29

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements continued

Consolidated Statement of Operations For the six months ended June 30, 2023 (unaudited)

Net Investment Loss: Income
Dividends (net of $9,668 foreign withholding tax)	$838,185
Income from securities loaned - net	573,432
Dividends from affiliate (Note 9)	560,685
Total Income	1,972,302
Expenses
Advisory fee (Note 4)	4,774,878
Distribution fee (Class A Shares) (Note 5)	927,783
Distribution fee (Class L Shares) (Note 5)	50,297
Distribution fee (Class C Shares) (Note 5)	464,225
Sub transfer agent fees and expenses (Class A Shares)	433,967
Sub transfer agent fees and expenses (Class L Shares)	3,410
Sub transfer agent fees and expenses (Class I Shares)	370,334
Sub transfer agent fees and expenses (Class C Shares)	65,790
Administration fee (Note 4)	584,545
Transfer agent fees and expenses (Class A Shares) (Note 6)	38,042
Transfer agent fees and expenses (Class L Shares) (Note 6)	3,464
Transfer agent fees and expenses (Class I Shares) (Note 6)	68,035
Transfer agent fees and expenses (Class C Shares) (Note 6)	8,538
Transfer agent fees and expenses (Class R6 Shares) (Note 6)	7,408
Transfer agent fees and expenses (Class IR Shares) (Note 6)	1,188
Shareholder reports and notices	108,472
Professional fees	101,255
Registration fees	76,140
Custodian fees (Note 8)	32,982
Trustees' fees and expenses	14,350
Other	47,233
Total Expenses	8,182,336
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(83,119)
Less: reimbursement of class specific expenses (Class IR shares) (Note 4)	(1,187)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(23,225)
Net Expenses	8,074,805
Net Investment Loss	(6,102,503)
Realized and Unrealized Gain (Loss): Realized Loss on:
Investments sold	(329,731,166)
Foreign currency translation	(15,365)
Net Realized Loss	(329,746,531)
Change in Unrealized Appreciation (Depreciation) on:
Investments	762,900,867
Net Gain	433,154,471
Net Increase in Net Assets Resulting from Operations	$427,051,968

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements continued

Consolidated Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2023	FOR THE YEAR ENDED DECEMBER 31, 2022
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(6,102,503)	$(23,050,442)
Net realized loss	(329,746,531)	(1,290,523,375)
Net change in unrealized appreciation (depreciation)	762,900,867	(1,923,099,357)
Net Increase (Decrease) in Net Assets Resulting from Operations	427,051,833	(3,236,673,174)
Dividends and Distributions to Shareholders from:
Net realized gain:
Class A Shares	—	(250,476,629)
Class L Shares	—	(7,842,041)
Class I Shares	—	(168,460,165)
Class C Shares	—	(56,023,485)
Class R6 Shares*	—	(22,819,431)
Class IR Shares	—	(2,237)
Total Dividends and Distributions to Shareholders	—	(505,623,988)
Net decrease from transactions in shares of beneficial interest	(147,703,527)	(1,077,080,306)
Net Increase (Decrease)	279,348,306	(4,819,377,468)
Net Assets:
Beginning of Period	1,332,043,091	6,151,420,559
End of Period	$1,611,391,397	$1,332,043,091

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Insight Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares, Class R6 shares and Class IR shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares, Class R6 shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The following is a summary of significant accounting policies:

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Insight Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented $26,121,399 or 1.62% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In June 2022, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"), which clarifies the guidance in ASC Topic No. 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and introduces new disclosures related to such equity security. ASU 2022-03 clarifies that a contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security and is not included in the equity security's unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security's fair value (i.e., the entity should not apply a discount related to the contractual sale restriction, as stated in ASC 820-10-35-36B as amended by ASU 2022-03). In addition, ASU 2022-03 prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. The new guidance is effective for public companies with annual reporting periods in fiscal years beginning after December 15, 2023, and interim periods in the following year, with early adoption permitted. At this time, management is currently evaluating the impact of ASU 2022-03.

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers;

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

(3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (6) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

E. Repurchase Agreements — The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Consolidated Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$12,359,383	(a)	$—	$(12,359,383	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $12,464,587, which was subsequently invested in Repurchased Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks	$12,464,587	$—	$—	$—	$12,464,587
Total Borrowings	$12,464,587	$—	$—	$—	$12,464,587
Gross amount of recognized liabilities for securities lending transactions					$12,464,587

G. Restricted Securities — The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

Restricted securities are identified in the Consolidated Portfolio of Investments.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Common Stocks
Automobiles	$75,878,302	$—	$—		$75,878,302
Biotechnology	30,914,526	—	—		30,914,526
Broadline Retail	79,391,250	—	—		79,391,250
Capital Markets	4,469,371	—	—		4,469,371
Chemicals	5,989,103	—	—		5,989,103
Commercial Services & Supplies	6,905,775	—	—		6,905,775
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	76,423,268	—	—		76,423,268
Financial Services	33,161,346	62,556,505	—		95,717,851
Ground Transportation	156,158,233	—	—		156,158,233
Health Care Providers & Services	49,481,944	—	—		49,481,944
Health Care Technology	40,191,194	—	—		40,191,194
Hotels, Restaurants & Leisure	80,553,329	—	—		80,553,329
Information Technology Services	343,826,444	—	—		343,826,444
Leisure Products	22,971,583	—	—		22,971,583
Life Sciences Tools & Services	50,594,903	—	—		50,594,903
Media	119,670,382	—	—		119,670,382
Pharmaceuticals	63,174,204	—	—		63,174,204
Software	163,086,171	—	—		163,086,171
Specialty Retail	60,523,884	—	—		60,523,884
Total Common Stocks	1,463,365,212	62,556,505	—	†	1,525,921,717	†
Warrant
Chemicals	90,174	—	—		90,174
Preferred Stocks
Software	—	—	44,470,015		44,470,015
Investment Company	23,119,210	—	—		23,119,210
Call Options Purchased	—	4,444,058	—		4,444,058

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets (cont'd):
Short-Term Investments
Investment Company	$31,737,562	$—	$—		$31,737,562
Repurchase Agreements	—	966,755	—		966,755
Total Short-Term Investments	31,737,562	966,755	—		32,704,317
Total Assets	$1,518,312,158	$67,967,318	$44,470,015	†	$1,630,749,491	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCK		PREFERRED STOCKS
Beginning Balance	$—	†	$42,844,042
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		1,625,973
Realized gains (losses)	—		—
Ending Balance	$—	†	$44,470,015
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$—		$1,625,973

†  Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2023:

	FAIR VALUE AT JUNE 30, 2023	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	AMOUNT OR RANGE/ WEIGHTED AVERAGE*		IMPACT TO VALUATION FROM AN INCREASE IN INPUT*
Preferred Stocks	$44,470,015	Market Transaction Method	Precedent Transaction	$60.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.5%–15.5%/14.5%		Decrease
			Perpetual Growth Rate	3.0%–4.0%/3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.3x–19.0x/15.7x		Increase
			Discount for Lack of Marketability	15.0%–16.0%/15.0%		Decrease
		Comparable Transactions	Enterprise Value/ Revenue	9.3	x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options — In respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Investments, at Value (Purchased Options)	$4,444,058	(a)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure of the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS
Currency Risk	$(1,255,608	)(a)

(a)  Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES	ASSETS(b)		LIABILITIES(b)
Purchased Options	$4,444,058	(a)	$—

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(a)	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs International	$1,717	$—	$(1,717)	$0
JPMorgan Chase Bank NA	1,957,168	—	(1,880,000)	77,168
Standard Chartered Bank	2,485,173	—	(2,180,000)	305,173
Total	$4,444,058	$—	$(4,061,717)	$382,341

(a)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2023, the average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	1,354,798,215

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.595% to the portion of the daily net assets exceeding $3 billion. For the six months ended June 30, 2023, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.65% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 1.77% for Class L, 0.92% for Class I, 2.02% for Class C, 0.85% for Class R6 and 0.85% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, $84,306 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2023, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2023, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $50,645 and $10,639, respectively, and received $218,010 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agent fees and expenses" in the Consolidated Statement of Operations, amounted to $4,043.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2023		FOR THE YEAR ENDED DECEMBER 31, 2022
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,370,523	$48,012,068	4,834,974	$176,017,124
Reinvestment of dividends	—	—	12,992,439	247,376,038
Redeemed	(5,387,787)	(109,900,137)	(19,065,947)	(696,248,708)
Net decrease — Class A	(3,017,264)	(61,888,069)	(1,238,534)	(272,855,546)
CLASS L SHARES
Sold	—	—	19,347	157,819
Reinvestment of dividends	—	—	958,835	7,632,325
Redeemed	(126,118)	(1,072,904)	(433,484)	(6,612,431)
Net increase (decrease) — Class L	(126,118)	(1,072,904)	544,698	1,177,713
CLASS I SHARES
Sold	3,418,999	87,094,856	15,195,562	632,836,884
Reinvestment of dividends	—	—	7,125,169	168,225,252
Redeemed	(6,689,363)	(161,616,693)	(34,842,250)	(1,481,158,727)
Net decrease — Class I	(3,270,364)	(74,521,837)	(12,521,519)	(680,096,591)
CLASS C SHARES
Sold	273,969	2,166,483	987,259	18,381,644
Reinvestment of dividends	—	—	7,511,855	55,437,490
Redeemed	(1,448,159)	(11,379,155)	(5,221,442)	(94,785,067)
Net increase (decrease) — Class C	(1,174,190)	(9,212,672)	3,277,672	(20,965,933)
CLASS R6 SHARES*
Sold	394,084	10,432,632	485,492	19,953,745
Reinvestment of dividends	—	—	955,988	22,819,431
Redeemed	(456,418)	(11,440,677)	(731,555)	(30,673,760)
Net increase (decrease) — Class R6	(62,334)	(1,008,045)	709,925	12,099,416
CLASS IR SHARES
Reinvestment of dividends	—	—	93	2,237
Redeemed	—	—	(2,528,629)	(116,441,602)
Net decrease — Class IR	—	—	(2,528,536)	(116,439,365)
Net decrease in Fund	(7,650,270)	$(147,703,527)	(11,756,294)	$(1,077,080,306)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2023, aggregated $270,946,531 and $429,387,651, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by $23,225 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2022	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE JUNE 30, 2023
Liquidity Funds	$12,438,195	$250,762,490	$231,463,123	$560,685	$—	$—	$31,737,562

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 DISTRIBUTIONS PAID FROM:		2021 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$—	$505,623,988	$67,206,228	$750,863,922

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2022:

TOTAL ACCUMULATED LOSS	PAID-IN-CAPITAL
$(92,945,955)	$92,945,955

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $365,364,046 and $708,334,959, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

11. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2023 (unaudited) continued

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

13. Other

At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 46.2%.

Morgan Stanley Insight Fund

Consolidated Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,				FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2023		2022		2021		2020(1)		2020(1)		2019(1)		2018(1)
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.28		$65.88		$80.81		$87.67		$43.85		$39.12		$40.28
Income (loss) from investment operations:
Net investment loss(2)	(0.09)		(0.34)		(0.79)		(0.07)		(0.65)		(0.29)		(0.24)
Net realized and unrealized gain (loss)	6.02		(39.30)		(4.30)		0.53		47.31		8.07		8.25
Total income (loss) from investment operations	5.93		(39.64)		(5.09)		0.46		46.66		7.78		8.01
Less distributions from:
Net investment income	—		—		(0.02)		—		—		—		—
Net realized gain	—		(8.96)		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)
Total distributions	—		(8.96)		(9.84)		(7.32)		(2.84)		(3.05)		(9.17)
Net asset value, end of period	$23.21		$17.28		$65.88		$80.81		$87.67		$43.85		$39.12
Total Return(3)	34.32	%(4)	(61.43)%		(6.60)%		0.44	%(4)	114.36%		21.87%		24.69%
Ratios to Average Net Assets:
Net expenses	1.16	%(5)(6)	1.15	%(6)	1.10	%(6)	1.05	%(5)(6)	1.09	%(6)	1.16	%(6)	1.14	%(6)
Net expenses excluding interest expenses	N/A		N/A		1.10	%(6)	N/A		1.09	%(6)	N/A		N/A
Net investment loss	(0.89	)%(5)(6)	(0.94	)%(6)	(0.92	)%(6)	(1.02	)%(5)(6)	(1.08	)%(6)	(0.70	)%(6)	(0.64	)%(6)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.01	%(5)	0.01%		0.01%		0.01%
Supplemental Data:
Net Assets, end of period, in thousands	$816,923		$660,505		$2,599,064		$3,404,472		$3,311,047		$1,047,509		$633,294
Portfolio turnover rate	19	%(4)	37%		72%		17	%(4)	55%		93%		73%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,				FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2023		2022		2021		2020(1)		2020(1)		2019(1)		2018(1)
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.23		$40.00		$53.31		$60.31		$31.22		$28.88		$32.18
Income (loss) from investment operations:
Net investment loss(2)	(0.06)		(0.30)		(0.76)		(0.07)		(0.62)		(0.35)		(0.30)
Net realized and unrealized gain (loss)	2.51		(23.51)		(2.73)		0.39		32.55		5.74		6.17
Total income (loss) from investment operations	2.45		(23.81)		(3.49)		0.32		31.93		5.39		5.87
Less distributions from:
Net investment income	—		—		(0.00	)(3)	—		—		—		—
Net realized gain	—		(8.96)		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)
Total distributions	—		(8.96)		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)
Net asset value, end of period	$9.68		$7.23		$40.00		$53.31		$60.31		$31.22		$28.88
Total Return(4)	34.07	%(5)	(61.64)%		(6.98)%		0.39	%(5)	113.35%		21.29%		24.10%
Ratios to Average Net Assets:
Net expenses	1.64	%(6)(7)	1.62	%(7)	1.53	%(7)	1.52	%(6)(7)	1.58	%(7)	1.63	%(7)	1.62	%(7)
Net expenses excluding interest expenses	N/A		N/A		1.53	%(7)	N/A		1.58	%(7)	N/A		N/A
Net investment loss	(1.37	)%(6)(7)	(1.41	)%(7)	(1.35	)%(7)	(1.49	)%(6)(7)	(1.56	)%(7)	(1.20	)%(7)	(1.08	)%(7)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.01	%(6)	0.01%		0.01%		0.01%
Supplemental Data:
Net Assets, end of period, in thousands	$14,787		$11,949		$44,361		$56,517		$57,565		$31,998		$29,730
Portfolio turnover rate	19	%(5)	37%		72%		17	%(5)	55%		93%		73%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,				FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2023		2022		2021		2020(1)		2020(1)		2019(1)		2018(1)
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$21.44		$76.46		$91.91		$98.70		$48.87		$43.14		$43.40
Income (loss) from investment operations:
Net investment loss(2)	(0.08)		(0.30)		(0.63)		(0.06)		(0.57)		(0.20)		(0.16)
Net realized and unrealized gain (loss)	7.46		(45.76)		(4.96)		0.59		53.24		8.98		9.07
Total income (loss) from investment operations	7.38		(46.06)		(5.59)		0.53		52.67		8.78		8.91
Less distributions from:
Net investment income	—		—		(0.04)		—		—		—		—
Net realized gain	—		(8.96)		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)
Total distributions	—		(8.96)		(9.86)		(7.32)		(2.84)		(3.05)		(9.17)
Net asset value, end of period	$28.82		$21.44		$76.46		$91.91		$98.70		$48.87		$43.14
Total Return(3)	34.42	%(4)	(61.32)%		(6.35)%		0.46	%(4)	114.94%		22.17%		25.06%
Ratios to Average Net Assets:
Net expenses	0.92	%(5)(6)(7)	0.90	%(6)	0.83	%(6)	0.81	%(5)(6)	0.83	%(6)	0.90	%(6)	0.85	%(6)
Net expenses excluding interest expenses	N/A		N/A		0.83	%(6)	N/A		0.83	%(6)	N/A		N/A
Net investment loss	(0.65	)%(5)(6)(7)	(0.70	)%(6)	(0.65	)%(6)	(0.78	)%(5)(6)	(0.82	)%(6)	(0.43	)%(6)	(0.38	)%(6)
Rebate from Morgan Stanley affiliate	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.01	%(5)	0.01%		0.01%		0.01%
Supplemental Data:
Net Assets, end of period, in thousands	$580,008		$501,518		$2,746,086		$3,201,566		$3,150,156		$730,090		$255,670
Portfolio turnover rate	19	%(4)	37%		72%		17	%(4)	55%		93%		73%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2023	0.95%	(0.68)%

(8)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,				FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2023		2022		2021		2020(1)		2020(1)		2019(1)		2018(1)
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.70		$38.71		$52.06		$59.08		$30.72		$28.53		$31.96
Income (loss) from investment operations:
Net investment loss(2)	(0.07)		(0.35)		(0.88)		(0.08)		(0.74)		(0.42)		(0.42)
Net realized and unrealized gain (loss)	2.33		(22.70)		(2.65)		0.38		31.94		5.66		6.16
Total income (loss) from investment operations	2.26		(23.05)		(3.53)		0.30		31.20		5.24		5.74
Less distributions from:
Net investment income	—		—		(0.00	)(3)	—		—		—		—
Net realized gain	—		(8.96)		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)
Total distributions	—		(8.96)		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)
Net asset value, end of period	$8.96		$6.70		$38.71		$52.06		$59.08		$30.72		$28.53
Total Return(4)	33.73	%(5)	(61.68)%		(7.25)%		0.38	%(5)	112.77%		21.00%		23.77%
Ratios to Average Net Assets:
Net expenses	1.95	%(6)(7)	1.88	%(7)	1.80	%(7)(8)	1.77	%(6)(7)	1.83	%(7)	1.90	%(7)	1.89	%(7)
Net expenses excluding interest expenses	N/A		N/A		1.80	%(7)(8)	N/A		1.83	%(7)	N/A		N/A
Net investment loss	(1.68	)%(6)(7)	(1.67	)%(7)	(1.62	)%(7)(8)	(1.73	)%(6)(7)	(1.82	)%(7)	(1.44	)%(7)	(1.49	)%(7)
Rebate from Morgan Stanley affiliate	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.01	%(6)	0.01%		0.01%		0.01%
Supplemental Data:
Net Assets, end of period, in thousands	$101,471		$83,721		$357,118		$386,615		$373,580		$117,696		$28,371
Portfolio turnover rate	19	%(5)	37%		72%		17	%(5)	55%		93%		73%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2021	1.81%	(1.63)%

(9)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,				FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2023		2022		2021		2020(1)		2020(1)		2019(1)		2018(1)
	(unaudited)
Class R6 Shares(2)
Selected Per Share Data:
Net asset value, beginning of period	$21.67		$76.99		$92.39		$99.17		$49.05		$43.34		$43.55
Income (loss) from investment operations:
Net investment loss(3)	(0.07)		(0.24)		(0.52)		(0.06)		(0.60)		(0.11)		(0.24)
Net realized and unrealized gain (loss)	7.55		(46.12)		(5.01)		0.60		53.56		8.87		9.20
Total income (loss) from investment operations	7.48		(46.36)		(5.53)		0.54		52.96		8.76		8.96
Less distributions from:
Net investment income	—		—		(0.05)		—		—		—		—
Net realized gain	—		(8.96)		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)
Total distributions	—		(8.96)		(9.87)		(7.32)		(2.84)		(3.05)		(9.17)
Net asset value, end of period	$29.15		$21.67		$76.99		$92.39		$99.17		$49.05		$43.34
Total Return(4)	34.52	%(5)	(61.29)%		(6.24)%		0.46	%(5)	115.12%		22.01%		25.09%
Ratios to Average Net Assets:
Net expenses	0.80	%(6)(7)	0.78	%(7)(8)	0.72	%(7)(8)	0.71	%(6)(7)	0.73	%(7)(8)	0.77	%(7)(8)	0.84	%(7)(8)
Net expenses excluding interest expenses	N/A		N/A		0.72	%(7)(8)	N/A		0.73	%(7)(8)	N/A		N/A
Net investment loss	(0.53	)%(6)(7)	(0.57	)%(7)(8)	(0.53	)%(7)(8)	(0.68	)%(6)(7)	(0.75	)%(7)(8)	(0.22	)%(7)(8)	(0.57	)%(7)(8)
Rebate from Morgan Stanley affiliate	0.00	%(6)(9)	0.01%		0.00	%(9)	0.01	%(6)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$98,192		$74,343		$209,463		$95,977		$81,699		$423		$730
Portfolio turnover rate	19	%(5)	37%		72%		17	%(5)	55%		93%		73%

(1)  Not consolidated.

(2)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2022	0.79%	(0.58)%
December 31, 2021	0.73	(0.54)
November 30, 2020	0.76	(0.78)
November 30, 2019	0.78	(0.23)
November 30, 2018	2.80	(2.53)

(9)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,				FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,		FOR THE PERIOD JULY 12, 2019(2) TO NOVEMBER 30,
	2023		2022		2021		2020(1)		2020(1)		2019(1)
	(unaudited)
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$21.77		$77.24		$92.65		$99.43		$49.17		$51.67
Income (loss) from investment operations:
Net investment loss(3)	(0.06)		(0.29)		(0.54)		(0.06)		(0.47)		(0.05)
Net realized and unrealized gain (loss)	7.58		(46.22)		(5.00)		0.60		53.57		(2.45)
Total income (loss) from investment operations	7.52		(46.51)		(5.54)		0.54		53.10		(2.50)
Less distributions from:
Net investment income	—		—		(0.05)		—		—		—
Net realized gain	—		(8.96)		(9.82)		(7.32)		(2.84)		—
Total distributions	—		(8.96)		(9.87)		(7.32)		(2.84)		—
Net asset value, end of period	$29.29		$21.77		$77.24		$92.65		$99.43		$49.17
Total Return(4)	34.54	%(5)	(61.29)%		(6.23)%		0.46	%(5)	115.13%		(4.84	)%(5)
Ratios to Average Net Assets:
Net expenses	0.80	%(6)(7)(8)	0.76	%(7)	0.72	%(7)	0.71	%(6)(7)	0.73	%(7)	0.77	%(6)(7)(8)
Net expenses excluding interest expenses	N/A		N/A		0.72	%(7)	N/A		0.73	%(7)	N/A
Net investment loss	(0.52	)%(6)(7)(8)	(0.61	)%(7)	(0.55	)%(7)	(0.68	)%(6)(7)	(0.71	)%(7)	(0.28	)%(6)(7)(8)
Rebate from Morgan Stanley affiliate	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.01	%(6)	0.01%		0.01	%(6)
Supplemental Data:
Net Assets, end of period, in thousands	$10		$7		$195,328		$317,213		$315,757		$133,266
Portfolio turnover rate	19	%(5)	37%		72%		17	%(5)	55%		93%

(1)  Not consolidated.

(2)  Commencement of Offering.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2023	28.03%	(27.75)%
November 30, 2019	0.81	(0.32)

(9)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and,

Morgan Stanley Insight Fund

Investment Advisory Agreement Approval (unaudited) continued

where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee was higher than but close to its peer group average and total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were acceptable; and (ii) management fee was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Morgan Stanley Insight Fund

Investment Advisory Agreement Approval (unaudited) continued

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Insight Fund

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Insight Fund

U.S. Customer Privacy Notice (unaudited)  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share

Morgan Stanley Insight Fund

U.S. Customer Privacy Notice (unaudited) continued   April 2021

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Morgan Stanley Insight Fund

U.S. Customer Privacy Notice (unaudited) continued   April 2021

What we do

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker/dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

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Trustees

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2023 Morgan Stanley

INSIGHTSAN
5856927 EXP 08.31.24

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) See Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insight Fund

/s/ John H. Gernon
John H. Gernon Principal Executive Officer August 17, 2023

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon Principal Executive Officer August 17, 2023

/s/ Francis J. Smith
Francis J. Smith Principal Financial Officer August 17, 2023